Employee Benefit Plan, Description of Plan - EBP 039 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of Plan
The following is a general description of the Clearwater Paper Represented 401(k) Plan (the "Plan"). This description applies to each of the years for which financial statements are presented and provides only general information. For a more complete description of the Plan's provisions, participants should refer to the Plan's summary plan description for the appropriate participating unit.
(a)General
The Plan is a defined contribution plan. The Plan is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan was restated effective January 1, 2024.
On May 1, 2024, Clearwater Paper Corporation (Clearwater Paper) purchased a paperboard mill and associated facilities, located in Augusta, Georgia from Graphic Packaging International, LLC (the "Augusta Acquisition"). In connection therewith, approximately 520 former employees of Graphic became eligible to participate in the Plan.
On November 1, 2024, Clearwater Paper completed the sale of its tissue business to Sofidel America Corp. As a result of the divestiture, approximately 420 participants in the Plan were terminated. Affected participants were fully vested in their account balances and were given the opportunity to rollover their account balances to another qualified plan or take distributions from their plan accounts.
(b)Plan Sponsor and Administration
Clearwater Paper sponsors the Plan. The Plan is administered by the Clearwater Paper Benefits Committee. Plan assets are held in trust by the Plan's trustee and recordkeeper. During the years ended December 31, 2025 and 2024, Fidelity Management Trust Company and Fidelity Workplace Services LLC (collectively, "Fidelity") served as the trustee and recordkeeper.
(c)Eligibility and Contributions
All eligible full-time regular represented employees (as defined in the Plan) of Clearwater Paper and participating subsidiaries (collectively, the "Company") are eligible for participation in the Plan following 90 days of service (as defined in the Plan), as well as non-regular employees who complete six consecutive months of employment with the Company.
Each eligible represented employee may elect to make 401(k) deferral contributions equal to any whole percentage of eligible compensation on a pre-tax and/or Roth after tax basis, up to an aggregate of 25%, or 75% for certain groups, as specified in the Plan appendix applicable to the employee’s participating unit and subject to Internal Revenue Code (IRC) limitations. Eligible employees may also make rollover contributions representing distributions from certain other retirement plans. Eligible employees age 50 or older may elect additional catch-up contributions.
Eligible employees at certain participating units are automatically enrolled in the Plan at a 3% of eligible compensation deferral rate on a pre-tax basis 30 days after becoming eligible, unless they elect otherwise.
The Company also makes an automatic Company contribution (the "ACC") commensurate with the Augusta eligible participant's years of service. The ACC is paid into the Plan by the Company regardless of whether an employee contributes to the Plan.
Employer contributions, including company match and base company contributions (if any in each case), are negotiated with each of the employer group participating units. Eligible employees in certain participating units are entitled to receive a base company contribution equal to a fixed percentage of their eligible compensation allocated on a per pay period basis. No 401(k) deferral contribution is required to receive this base company contribution and no loans or hardship withdrawals may be made from such contribution. Employer contributions are tracked separately, from each other and other Plan contributions.
(d)Participant Accounts
A separate account is maintained for each participant of the Plan. Each account is credited with employee and employer contributions, as applicable, as well as earnings or losses thereon. The benefit to which a participant is entitled is the benefit provided from the participant's vested account.
(e)Investment Options
Participants may direct investment of their account balances in 1% increments into the investment options offered under the Plan, including registered investment company funds, the Clearwater Paper Stock Fund, and common and collective trusts. In addition, participants have the option to invest in a self-directed brokerage account that provides broader investment options than those offered by the Plan including, but not limited to, stocks, bonds, exchange-traded funds, mutual funds, and certificates of deposits. Participants, at their discretion, may direct the employer and employee contributions into the then-available investment options under the Plan.
Participants may change their investment elections and make transfers between investment options each day the market is open, subject to restrictions imposed by the registered investment companies, common collective trusts, under the Plan. However, pursuant to Plan terms, a participant is not allowed to transfer existing account balances or direct new contributions to the Clearwater Paper Stock Fund if the balance in this fund is, or causes it to be, 25% or more of such participant's total investment balance in the Plan.
Unless otherwise elected, the account of any participant automatically enrolled in the Plan and is invested in a designated qualified default investment alternative, which is the T. Rowe Price Retirement Fund with the target date closest to the year in which that participant will reach age 65.
Transfers between certain investments may be temporarily held as cash balances prior to reinvestment.
(f)Vesting and Forfeitures
Eligible participants are immediately vested in their contributions plus actual earnings. A participant’s interest in their matching and base company contributions, if any, becomes vested based on the participant’s years of service and the vesting schedule for each location, which varies from two to six years for full vesting, as specified in the Plan.
A participant’s matching and base company contributions, if any, will become 100% vested if the Plan terminates, or if the participant attains age 65 while in service with the Company, becomes totally and permanently disabled (as defined in the Plan), or dies while in service. The portion of a participant’s matching and base company contributions not vested, if any, will be forfeitable when the participant’s employment terminates for reasons other than death or total and permanent disability.
Forfeitures of the non-vested portion of the participant's account may be credited against matching contributions for the following year, pay Plan expenses, or a combination of both. At December 31, 2025 and 2024, unallocated forfeitures totaled approximately $155,500 and $374,000, respectively. During 2025 and 2024, forfeitures totaling approximately $460,900 and $71,100 respectively, were used to reduce employer contributions and pay certain Plan expenses.
(g)Notes Receivable from Participants
Eligible participants may borrow 50% of their vested account balance up to a maximum of $50,000, as reduced for notes outstanding during the one year preceding the new note (as provided by the Plan). The notes are secured by the balance in the participant’s account and bear interest at a market rate, which is determined for the applicable notes during the applicable periods to be the prime rate in effect at the beginning of the month in which the note is taken. Repayment of principal and interest is generally paid ratably through payroll deductions.
(h)Distributions and Benefits
On termination of employment from the Company, each participant may elect to receive payment in a lump sum equal to that participant’s vested interest in their account, as an installment payment (in such manner as permitted by the recordkeeper), roll their account balance into an IRA or another employer’s plan, or maintain their account in the Plan, subject to certain restrictions. If a participant's vested account balance is $1,000 or less, that participant will automatically receive the value of the vested interest in their account as a lump sum cash distribution, unless that participant elects otherwise. Terminated participants with a vested account balance of $1,000 or less are generally not permitted to maintain an account balance in the Plan.
Eligible participants are permitted to make in-service and hardship withdrawals while still employed by the Company under certain conditions and from certain sources specified under the Plan. Under certain circumstances and from certain sources, the Plan allows for rollovers and age 59½ withdrawals while employed by the Company.
(i)Plan and Administrative Expenses
Plan expenses are generally paid by Plan participants, except to the extent that expenses are paid from participant forfeitures of employer contributions. Loan service fees, fees associated with processing of qualified domestic relations orders, and certain trustee and recordkeeper expenses are paid for by the affected participant.
(j)Party-in-Interest Transactions
Certain Plan investments are managed by an affiliate or related party of the Trustee of the Plan. Fidelity is considered a party-in-interest, and transactions conducted with Fidelity or an affiliate or related party are considered party-in-interest transactions. Transactions with Clearwater Paper, Plan sponsor, are also considered party-in-interest transactions and consist of transactions within the Clearwater Paper Stock Fund. Fees incurred by the Plan for the investment management services are included in net appreciation (depreciation) in fair value of the investment, as they are paid through revenue sharing, rather than a direct payment. In addition, participants in the Plan are permitted to borrow funds from their vested balance as described above. These transactions qualify as party-in-interest transactions and are allowed under ERISA regulations.
At December 31, 2025 and 2024, the Plan held 224,611 and 144,775 shares of common stock of Clearwater Paper with a fair value of $3,908,225 and $4,309,955, respectively. No dividend income from Clearwater Paper's common stock was recorded during the years ended December 31, 2025 and 2024.
(k)     Net Transfers to Other Clearwater Paper Plan
Net transfers to the other Clearwater Paper plan represents the net amount of participant account balances transferred during the year from the Plan to the other 401(k) plan sponsored by the Company as a result of the participants changing employment status within the Company.
(l)    Plan Termination
	Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and the applicable collectively bargained agreement. In the event of Plan termination, participants would become fully vested in their account balance.
EBP, Employer Contribution, Participant Compensation Matched, Percentage	25.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 155,500	$ 374,000
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 460,900	$ 71,100
EBP, Investment, Number of Shares	224,611	144,775